Shareholders' Equity	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9: - SHAREHOLDERS' EQUITY

Share-based compensation:

a.	On October 30, 2016, the Board resolved to increase the number of Ordinary Shares reserved under the 2013 Share Option Plan from 1,250,000 to 2,450,000.

The total number of Ordinary Shares available for future grants under the 2013 Share Option Plan as of June 30, 2019 was 712,225.

b.	The following is a summary of the Company's stock options activity for the six month period ended June 30, 2019:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	415,510	$14.62	2.69	$3
Granted	-	-
Exercised	(1,500)	6.00
Expired and forfeited	(17,400)	15.99

Outstanding at June 30, 2019	396,610	$14.59	2.20	$2

Vested and expected to vest at June 30, 2019	396,610	$14.59	2.20	$2

Exercisable at June 30, 2019	230,884	$12.92	1.78	$2

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair value of the Company's Ordinary Shares on the last day of the six month period ended June 30, 2019 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2019. This amount is impacted by the changes in the fair market value of the Company's Ordinary Shares.

c.	As of June 30, 2019, stock options under the 2013 Share Option Plan, as amended are as follows:

	Options outstanding at June 30, 2019			Options exercisable at June 30, 2019
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

6.00	750	6.00	0.06	750	6.00	0.06
11.12-14.52	251,708	11.87	1.72	195,133	11.88	1.63
18.90-19.85	144,152	19.39	3.05	35,001	18.90	2.64

	396,610			230,884

d.	The following is a summary of the Company's restricted stock unit ("RSU") activity for the six month period ended June 30, 2019:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	168,869	1.40	$1,253
Granted	263,220
Vested	(36,244)
Cancelled and forfeited	(10,800)

Outstanding at June 30, 2019	385,045	1.81	$3,169

Vested and expected to vest at June 30, 2019	385,045	1.81	$3,169

e.	The weighted average fair values of RSUs granted during the six month periods ended June 30, 2019 and 2018 were $7.70 and $19.62 per share, respectively.

f.	The following table summarizes the departmental allocation of the Company's share-based compensation charges:

	Six months ended June 30,
	2019*	2018*
	Unaudited

Cost of revenues	$95	$77
Research and development, net	357	411
Sales and marketing	330	462
General and administrative	183	392

	$965	$1,342

(*)	Including $772 and $827 of compensation cost related to RSUs for the six month periods ended June 30, 2019 and 2018, respectively.

g.	Share-based compensation:

As of June 30, 2019, there are $2,749 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.13 years.